Attached is the 24F-2 filings representing individual mutual fund belonging to a common trust called the "EVERGREEN VARIABLE ANNUITY TRUST."



The fees due on the individual funds are as follows:

VA Diversified Capital Builder Fund   $ 0
VA Growth Fund			      $ 0
VA International Equity Fund	      $ 0
VA Special Values Fund		      $ 0
VA Core Bond Fund		      $ 0
VA High Income Fund		      $ 0
VA Fundamental Large Cap Fund	      $ 0
VA Omega Fund			      $ 0
VA Diversified Income Builder Fund    $ 0






                                    UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instruction at end of Form before preparing form.
                             Please print or type.



1. Name and Address of Issuer:    Evergreen Equity Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                       Evergreen VA Diversified Capital Builder Fund

                                        Class 1
                                        Class 2



3.  Investment Company Act File Number:  811-8716

    Securities Act File Number: 33-83100


4(a).  Last day of fiscal year for which this form is filed: December 31, 2009


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                     0

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                        $ 0

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previosuly used to
      reduce registration fees payable to
      the commission:                                           $ 0

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                   $ 0

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                     $ 0

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                    $ 0


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                               x.0000713

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                            =$0

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means




                                    UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instruction at end of Form before preparing form.
                             Please print or type.



1. Name and Address of Issuer:    Evergreen Equity Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                               Evergreen VA Growth Fund

                                        Class 1
                                        Class 2



3.  Investment Company Act File Number:  811-8716

    Securities Act File Number: 33-83100


4(a).  Last day of fiscal year for which this form is filed: December 31, 2009


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                     0

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                        $ 0

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previosuly used to
      reduce registration fees payable to
      the commission:                                           $ 0

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                   $ 0

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                     $ 0

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                    $ 0


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                               x.0000713

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                            =$0

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means




                                    UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instruction at end of Form before preparing form.
                             Please print or type.



1. Name and Address of Issuer:    Evergreen Equity Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                         Evergreen VA International Equity Fund

                                        Class 1
                                        Class 2



3.  Investment Company Act File Number:  811-8716

    Securities Act File Number: 33-83100


4(a).  Last day of fiscal year for which this form is filed: December 31, 2009


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                     0

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                        $ 0

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previosuly used to
      reduce registration fees payable to
      the commission:                                           $ 0

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                   $ 0

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                     $ 0

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                    $ 0


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                               x.0000713

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                            =$0

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means




                                    UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instruction at end of Form before preparing form.
                             Please print or type.



1. Name and Address of Issuer:    Evergreen Equity Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                           Evergreen VA Special Values Fund

                                        Class 1
                                        Class 2



3.  Investment Company Act File Number:  811-8716

    Securities Act File Number: 33-83100


4(a).  Last day of fiscal year for which this form is filed: December 31, 2009


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                     0

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                        $ 0

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previosuly used to
      reduce registration fees payable to
      the commission:                                           $ 0

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                   $ 0

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                     $ 0

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                    $ 0


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                               x.0000713

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                            =$0

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means




                                    UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instruction at end of Form before preparing form.
                             Please print or type.



1. Name and Address of Issuer:    Evergreen Equity Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                             Evergreen VA Core Bond Fund

                                        Class 1
                                        Class 2



3.  Investment Company Act File Number:  811-8716

    Securities Act File Number: 33-83100


4(a).  Last day of fiscal year for which this form is filed: December 31, 2009


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                     0

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                        $ 0

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previosuly used to
      reduce registration fees payable to
      the commission:                                           $ 0

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                   $ 0

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                     $ 0

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                    $ 0


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                               x.0000713

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                            =$0

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means




                                    UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instruction at end of Form before preparing form.
                             Please print or type.



1. Name and Address of Issuer:    Evergreen Equity Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                             Evergreen VA High Income Fund

                                        Class 1
                                        Class 2



3.  Investment Company Act File Number:  811-8716

    Securities Act File Number: 33-83100


4(a).  Last day of fiscal year for which this form is filed: December 31, 2009


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                     0

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                        $ 0

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previosuly used to
      reduce registration fees payable to
      the commission:                                           $ 0

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                   $ 0

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                     $ 0

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                    $ 0


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                               x.0000713

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                            =$0

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means




                                    UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instruction at end of Form before preparing form.
                             Please print or type.



1. Name and Address of Issuer:    Evergreen Equity Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                        Evergreen VA Fundamental Large Cap Fund

                                        Class 1
                                        Class 2



3.  Investment Company Act File Number:  811-8716

    Securities Act File Number: 33-83100


4(a).  Last day of fiscal year for which this form is filed: December 31, 2009


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                     0

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                        $ 0

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previosuly used to
      reduce registration fees payable to
      the commission:                                           $ 0

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                   $ 0

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                     $ 0

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                    $ 0


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                               x.0000713

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                            =$0

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means




                                    UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instruction at end of Form before preparing form.
                             Please print or type.



1. Name and Address of Issuer:    Evergreen Equity Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                               Evergreen VA Omega Fund

                                        Class 1
                                        Class 2



3.  Investment Company Act File Number:  811-8716

    Securities Act File Number: 33-83100


4(a).  Last day of fiscal year for which this form is filed: December 31, 2009


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                     0

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                        $ 0

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previosuly used to
      reduce registration fees payable to
      the commission:                                           $ 0

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                   $ 0

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                     $ 0

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                    $ 0


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                               x.0000713

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                            =$0

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means




                                    UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instruction at end of Form before preparing form.
                             Please print or type.



1. Name and Address of Issuer:    Evergreen Equity Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                      Evergreen VA Diversified Income Builder Fund

                                        Class 1
                                        Class 2



3.  Investment Company Act File Number:  811-8716

    Securities Act File Number: 33-83100


4(a).  Last day of fiscal year for which this form is filed: December 31, 2009


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                     0

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                        $ 0

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previosuly used to
      reduce registration fees payable to
      the commission:                                           $ 0

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                   $ 0

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                     $ 0

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                    $ 0


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                               x.0000713

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                            =$0

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means







                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                        By: /s/ Jeremy Depalma
                                           ----------------------------
                                           Jeremy Depalma
                                           Tresurer*

                                        Date: March 31, 2010





        *Please print the name and title of the signing officer below the signature.